Note 5 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accrued payroll expenses	$ 339,004	$ 231,093
Accrued interest expense	173,576	590,216
Accrued general and administrative expenses	187,311	111,720
Accrued commissions	76,130	67,682
Other accrued expenses	524,399	724,610
Total	$ 1,300,420	$ 1,725,321